Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 2,246	$ (222)	$ 4,374	$ 1,295
License Fees [Member]
IfrsStatementLineItems [Line Items]
Total	795	(206)	1,554	226
Development Services [Member]
IfrsStatementLineItems [Line Items]
Total	1,402	(77)	2,741	889
Product Sales [Member]
IfrsStatementLineItems [Line Items]
Total				57
Royalties [Member]
IfrsStatementLineItems [Line Items]
Total	7	24	26	43
Supply Chain [Member]
IfrsStatementLineItems [Line Items]
Total	$ 42	$ 37	$ 53	$ 80